INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of deferred taxes
The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Non-capital losses (Canada)	$60	$41
Capital losses (Canada)	33	34
Net operating losses (United States)	351	291
Non-capital losses (foreign)	107	94
Tax credit carryforwards	27	36
Foreign currency	10	4
Other	43	16
	631	516
Deferred income tax (liabilities):
Properties	(3,146)	(2,894)
	(3,146)	(2,894)
Net deferred tax (liability)	$(2,515)	$(2,378)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2018	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2019
Deferred tax assets	$516	$117	$—	$(7)	$5	$—	$631
Deferred tax (liabilities)	(2,894)	(149)	(7)	—	(35)	(61)	(3,146)
Net deferred tax (liability)	$(2,378)	$(32)	$(7)	$(7)	$(30)	$(61)	$(2,515)

		Recognized in
(US$ Millions)	Dec. 31, 2017	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2018
Deferred tax assets	$342	$(23)	$—	$208	$(11)	$—	$516
Deferred tax (liabilities)	(3,230)	240	—	(32)	128	—	(2,894)
Net deferred tax (liability)	$(2,888)	$217	$—	$176	$117	$—	$(2,378)

Disclosure of deferred income taxes and deductible temporary differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Unused tax losses - gross
Net operating losses (United States)	$287	$74
Net operating losses (foreign)	428	351
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$715	$425

Schedule of components of income tax expense benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Current income tax expense	$164	$299	$172
Deferred income tax expense (benefit)	32	(218)	20
Income tax expense	$196	$81	$192

Schedule of income tax rates

Years ended Dec. 31,	2019	2018	2017
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(14)%	(10)%	(5)%
Non-controlling interests in income of flow-through entities	(4)%	(11)%	(12)%
Change in tax rates applicable to temporary differences in other jurisdictions	(3)%	(5)%	(5)%
Other	—%	2%	3%
Effective income tax rate	5%	2%	7%